Shareholders' Equity - Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term (Details) - Black-Scholes [Member]		12 Months Ended
	Dec. 31, 2022 R$ / shares	Dec. 31, 2024 R$ / shares	Dec. 31, 2023 R$ / shares
Schedule of Number of Options Granted, the Weighted Average of the Exercise Price and the Weighted Average of the Remaining Term [Line Items]
Shares, Outstanding ending balance	4,651	8,362	6,986
Weighted average of exercise price, Outstanding ending balance	R$ 6.01	R$ 5.88	R$ 5.97
Weighted average of remaining contractual term, Outstanding ending balance	2 years 3 months 10 days	1 year 3 months 21 days	1 year 8 months 23 days
Shares, Total to be exercised as of December 31, 2023		8,362	6,986
Weighted average of exercise price, Total to be exercised as of December 31, 2023		R$ 5.88	R$ 5.97
Weighted average of remaining contractual term, Total to be exercised as of December 31, 2023		1 year 3 months 21 days	1 year 8 months 23 days
Shares, Granted during the year		2,588	2,780
Weighted average of exercise price, Granted during the year		R$ 5.32	R$ 5.92
Shares, Cancelled during the year		(816)	(32)
Weighted average of exercise price, Cancelled during the year		R$ 9.38	R$ 5.97
Shares, Exercised during the year		(396)	(413)
Weighted average of exercise price, Exercised during the year		R$ 0.01	R$ 5.97